Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 3,812	£ 695
Basic weighted average number of shares in issue (in shares)	17,140	17,294
Number of potential ordinary shares (in shares)	467	319
Diluted weighted average number of shares (in shares)	17,607	17,613
Basic earnings per ordinary share (in GBP per share)	£ 0.222	£ 0.040
Diluted earnings per ordinary share (in GBP per share)	£ 0.217	£ 0.039